Deferred Revenue	3 Months Ended
Mar. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
(6)	Deferred Revenue

Beginning in the fourth quarter of 2012 we began offering our DriveCare® limited warranty as a separately priced service contract in our dealerships located in Tennessee, Virginia and Ohio (also referred to as “unbundling”). As a result, the revenue and costs of the sale of these service contracts is deferred and recognized over the life of the warranty contract, in relation to the usage and expected duration of the contracts. The deferred revenue balance is recorded as part of Accrued Expenses and Other Liabilities in the accompanying condensed consolidated balance sheet.

The following table sets forth information regarding the change in deferred revenue:

Three Months Ended March 31, 2013
(in thousands)
Balance, Beginning of Period	$2,332
Gross Revenue Deferred	7,037
Revenue Recognized	(358)

Balance, End of Period	$9,011

At March 31, 2013 deferred cost associated with our separately priced service contracts was $1.7 million.